Expense Example (, (Lifestyle Moderate Trust), USD $)	0 Months Ended
Jan. 13, 2014
Series I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	960
Series II
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,196
Series NAV
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 901